Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Putnam Sustainable Future ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Future ETF (NAV)
Account Value	$ 9,859	$ 7,840	$ 7,248	$ 11,244
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 13,545	10,714	9,336	10,766
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Future ETF (Market Price)
Account Value	$ 9,852	7,843	7,276	11,247
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 11,101	$ 9,086	$ 8,040	$ 10,968